Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Management fees payable	$ 5,082	$ 3,102
Management fee expense	215	250	$ 250
Orange Grove Fleet Solutions, LLC
Related Party Transaction [Line Items]
Income from management fee			127
Expense reimbursements			$ 250
Series A Preferred Stock
Related Party Transaction [Line Items]
Monthly management fees payable	21
Yearly management fees payable	250
Management fees payable	331	250
Management fee expense	$ 5,100	$ 3,100